Derivative Financial Instruments - Summary of Effectiveness of Cash Flow and Net Investment Hedges on Consolidated Statement of Income and Consolidated Statement of Other Comprehensive Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	$ (6,190)	$ (10,271)
Net gains (losses) recognized in OCI	2,576	5,311
Amount reclassified to net income as the hedged item affects net income	(2,354)	(1,230)
AOCI gains/ (losses) ending of year	(5,968)	(6,190)
Active hedges	(5,297)	(5,426)
Discountinued hedges	(671)	(764)
Cash flow hedges [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(3,015)	(6,210)
Net gains (losses) recognized in OCI	3,937	5,195
Amount reclassified to net income as the hedged item affects net income	(2,493)	(2,000)
AOCI gains/ (losses) ending of year	(1,571)	(3,015)
Active hedges	(971)	(2,324)
Discountinued hedges	(600)	(691)
Cash flow hedges [member] | Interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(1,176)	(3,480)
Net gains (losses) recognized in OCI	176	1,746
Amount reclassified to net income as the hedged item affects net income	742	558
AOCI gains/ (losses) ending of year	(258)	(1,176)
Active hedges	332	(490)
Discountinued hedges	(590)	(686)
Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(699)	(2,007)
Net gains (losses) recognized in OCI	168	1,356
Amount reclassified to net income as the hedged item affects net income	249	(48)
AOCI gains/ (losses) ending of year	(282)	(699)
Active hedges	(296)	(733)
Discountinued hedges	14	34
Cash flow hedges [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(1,197)	(703)
Net gains (losses) recognized in OCI	3,236	1,830
Amount reclassified to net income as the hedged item affects net income	(3,165)	(2,324)
AOCI gains/ (losses) ending of year	(1,126)	(1,197)
Active hedges	(1,102)	(1,158)
Discountinued hedges	(24)	(39)
Cash flow hedges [member] | Equity price risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	57	(20)
Net gains (losses) recognized in OCI	357	263
Amount reclassified to net income as the hedged item affects net income	(319)	(186)
AOCI gains/ (losses) ending of year	95	57
Active hedges	95	57
Hedges of net investment in foreign operations [member] | Currency risk [member]
Disclosure of information about amounts that affected statement of income and statement of comprehensive income as result of hedge accounting [line items]
AOCI gains/ (losses) beginning of year	(3,175)	(4,061)
Net gains (losses) recognized in OCI	(1,361)	116
Amount reclassified to net income as the hedged item affects net income	139	770
AOCI gains/ (losses) ending of year	(4,397)	(3,175)
Active hedges	(4,326)	(3,102)
Discountinued hedges	$ (71)	$ (73)